Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business
4)	BUSINESS COMBINATIONS, DISCONTINUED OPERATIONS, SALE OF OTHER DISPOSAL GROUPS AND SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

4.1)	BUSINESS COMBINATIONS
In August 2018, a subsidiary of CEMEX in the United Kingdom acquired all the shares of the ready-mix
producer Procon Readymix Ltd (“Procon”) for an amount in pounds sterling equivalent to $22, considering the pound sterling to dollar exchange rate as of August 31, 2018. Based on the valuation of the fair values of the assets acquired and liabilities assumed, the net assets of Procon amounted to $10 and goodwill was determined in the amount of $12.
On December 5, 2016, through its subsidiary Sierra Trading (“Sierra”), CEMEX presented an offer and take-over bid, which was amended on January 9, 2017 (the “Offer”), to all shareholders of Trinidad Cement Limited (“TCL”), a company publicly listed in Trinidad and Tobago
 Stock Exchange, to
acquire up to 132,616,942 ordinary shares in TCL (equivalent to 30.2% of TCL’s common stock). TCL’s main operations are in Trinidad and Tobago, Jamaica and Barbados. TCL shares deposited in response to the Offer together with Sierra’s then existing 39.5% shareholding in TCL represented 69.8% of the outstanding shares of TCL. The total consideration paid by Sierra for the TCL shares under the Offer was $86. CEMEX started consolidating TCL on February 1, 2017. CEMEX determined a fair value of TCL’s assets as of February 1, 2017 of $531 and $113 of debt assumed, among other effects. The purchase of TCL represented a step acquisition. As a result, the remeasurement of CEMEX’s previously held ownership interest in TCL of 39.5% generated a gain of $32 in 2017 as part of “Financial income and other items, net.”

4.2)	DISCONTINUED OPERATIONS
As of December 31, 2019, through an affiliate in the United Kingdom, CEMEX was in negotiations with Breedon Group plc for the sale of certain assets for an amount that could reach $235, including $31 of debt. The assets held for sale mainly consist of 49 ready-mix
plants, 28 aggregate quarries, four depots, one cement terminal, 14 asphalt plants, four concrete products operations, as well as a portion of CEMEX’s paving solutions business in the United Kingdom. After completion of the potential divestiture, CEMEX will retain significant operations in the United Kingdom related with the production and sale of cement, ready-mix
concrete, aggregates, asphalt and paving solutions. As of December 31, 2019, the assets and liabilities associated with this segment under negotiation in the United Kingdom are presented in the statement of financial position within the line items of “assets held for sale,” including a proportional allocation of goodwill of $49, and “liabilities directly related to assets held for sale,” respectively. Moreover, for purposes of the income statements for the years ended December 31, 2019, 2018 and 2017 the operations related to this segment are presented net of tax in the single line item “Discontinued operations.” See note 26 for subsequent events in connection with this transaction.
On November 26, 2019, CEMEX announced that its U.S. affiliate Kosmos Cement Company (“Kosmos”), a partnership with a subsidiary of Buzzi Unicem S.p.A. in which CEMEX holds a 75% interest, signed a definitive agreement for the sale of certain assets to Eagle Materials Inc. for $665. The share of proceeds to CEMEX from this transaction will be $499. The assets being divested consist of Kosmos’ cement plant in Louisville, Kentucky, as well as related assets which include seven distribution terminals and raw material reserves. The closing of this transaction is subject to the satisfaction of certain conditions, including approval from regulators. CEMEX currently expects to finalize this divestiture during the first half of 2020. As of December 31, 2019, the assets and liabilities associated with the sale of Kosmos in the United States are presented in the statement of financial position within the line items of “assets held for sale,” including a proportional allocation of goodwill of $291, and “liabilities directly related to assets held for sale,” respectively. Moreover, for purposes of the income statements for the years ended December 31, 2019, 2018 and 2017 the operations related to this segment are presented net of income tax in the single line item “Discontinued operations.”

On June 28, 2019, after obtaining customary authorizations, CEMEX concluded with several counterparties the sale of its ready-mix
and aggregates business in the central region of France for an aggregate price of €31.8 million ($36.2). CEMEX’s operations of these disposed assets in France for the period from January 1 to June 28, 2019 and for the years ended December 31, 2018 and 2017 are reported in the income statements, net of income tax, in the single line item “Discontinued operations,” including in 2019 a gain on sale of $17 net of a proportional allocation of goodwill related to this reporting segment of $8.
On May 31, 2019, CEMEX concluded the sale of its aggregates and ready
-
mix assets in the North and North-West regions of Germany to GP Günter Papenburg AG for €87 ($97). The assets divested in Germany consisted of four aggregates quarries and four ready-mix
facilities in North Germany, and nine aggregates quarries and 14 ready-mix
facilities in North-West Germany. CEMEX’s operations of these disposed assets for the period from January 1 to May 31, 2019 and for the years ended December 31, 2018 and 2017 are reported in the income statements
,
net of income tax
,
in the single line item “Discontinued operations,” including in 2019 a gain on sale of $59.
On March 29, 2019, CEMEX closed the sale of assets in the Baltics and Nordics to the German building materials group Schwenk for a price in euro equivalent to $387. The Baltic assets divested consisted of one cement production plant in Broceni with a production capacity of approximately 1.7 million tons, four aggregates quarries, two cement quarries, six ready-mix
plants, one marine terminal and one land distribution terminal in Latvia. The assets divested also included CEMEX’s 37.8% interest in Akmenes Cementas AB owner of a cement production plant in Akmene in Lithuania with a production capacity of approximately 1.8 million tons, as well as the exports business to Estonia. The Nordic assets divested consisted of three import terminals in Finland, four import terminals in Norway and four import terminals in Sweden. CEMEX’s operations of these disposed assets for the period from January 1 to March 29, 2019 and for the years ended December 31, 2018 and 2017 are reported in the income statements
,
net of income tax
,
in the single line item “Discontinued operations,” including in 2019 a gain on sale of $66.
On March 29, 2019, CEMEX signed a binding agreement with Çimsa Çimento Sanayi Ve Ticaret A.Ş. to divest CEMEX’s white cement business, except for Mexico and the U.S., for a price of $180, including its Buñol cement plant in Spain and its white cement customer list. The transaction is pending for its conclusion the authorization of the Spanish authorities. CEMEX currently expects it could close this divestment during the first half of 2020. CEMEX’s operations of these assets in Spain for the years ended December 31, 2019, 2018 and 2017 are reported in the income statements, net of income tax, in the single line item “Discontinued operations.”
On September 27, 2018, CEMEX concluded the sale of its construction materials operations in Brazil (the “Brazilian Operations”) through the sale to Votorantim Cimentos N/NE S.A. of all the shares of CEMEX’s Brazilian subsidiary Cimento Vencemos Do Amazonas Ltda, consisting of a fluvial cement distribution terminal located in Manaus, Amazonas province, as well as the operation license. The sale price was $31. CEMEX determined a net gain on sale of $12. CEMEX’s Brazilian Operations for the period from January 1 to September 27, 2018 and the year ended December 31, 2017 are reported in the income statements, net of income tax, in the single line item “Discontinued
o
perations.”
On June 30, 2017, CEMEX concluded the sale of its Pacific Northwest Materials Business consisting of aggregate, asphalt and ready-mix
concrete operations in Oregon and Washington to Cadman Materials, Inc., a subsidiary of HeidelbergCement Group, for $150. CEMEX determined a net gain on disposal of these assets of $22, which included a proportional allocation of goodwill of $73. The operations of its Pacific Northwest Materials Business for the
six-month
period ending June 30, 2017 are reported in the income statements net of tax in the single line item “Discontinued
o
perations.”
On January 31, 2017, CEMEX concluded the sale of its Concrete Reinforced Pipe Manufacturing Business (“Concrete Pipe Business”) in the United States to Quikrete Holdings, Inc. for $500
,
plus a potential contingent consideration based on future performance of $40. CEMEX determined a net gain on disposal of these assets for $148 which included a proportional allocation of goodwill of $260. The operations of the Concrete Pipe Business for the one-month
period ending January 31, 2017 are reported in the income statements
,
net of
income tax, in the single line item “Discontinued operations.”
As of December 31, 2019, the following table presents condensed combined information of the statement of financial position for the assets held for sale in the United Kin
g
dom, the United States and Spain, as mentioned above:

		2019
Current assets	$	41
Non-current assets		751

Total assets of the disposal group		792
Current liabilities		8
Non-current liabilities		29

Total liabilities directly related to disposal group		37

Total net assets of disposal group	$	755

In addition, the following table presents condensed combined information of the income statements of CEMEX’s discontinued operations previously mentioned in: a) the United Kingdom for the years ended December 31, 2019, 2018 and 2017; b) the United States related to Kosmos for the years ended December 31, 2019, 2018 and 2017; c) France for the period from January 1 to June 28, 2019 and for the years ended December 31, 2018 and 2017; d) Germany for the period from January 1 to May 31, 2019 and for the years ended December 31, 2018 and 2017; e) the Baltics and Nordics for the period from January 1 to March 29, 2019 and for the years ended December 31, 2018 and 2017; f) Spain for the years ended December 31, 2019, 2018 and 2017; g) Brazil for the period from January 1 to September 27, 2018 and for the year ended December 31, 2017; h) the Pacific Northwest Materials Business in the United States for the
six-months
period ended June 30, 2017; and i) the Concrete Pipe Business operations in the United States for the one-month
period ended January 31, 2017:

		2019	2018	2017
Revenues	$	572	868	873
Cost of sales and operating expenses		(534)	(792)	(811)
Other income (expenses), net		1	(1)	—
Financial expenses, net and others		—	(2)	(3)

Earnings before income tax		39	73	59
Income tax		(6)	(7)	(6)

Result of discontinued operations		33	66	53
Net disposal result		55	11	169

Net result of discontinued operations	$	88	77	222

4.3)	OTHER DISPOSAL GROUPS
On September 12, 2016, CEMEX announced that one of its subsidiaries in the United States signed a definitive agreement for the sale of its Fairborn, Ohio cement plant and cement terminal in Columbus, Ohio to Eagle Materials Inc. (“Eagle Materials”) for $400. Fairborn plant had an annual production capacity of approximately 730 thousand metric tons (unaudited). On February 10, 2017, CEMEX closed the divestment of these assets, and recognized in 2017 a gain on disposal for $188 as part of “Other expenses, net” in the income statement
,
net of an allocation of goodwill associated to CEMEX’s reporting segment in the United States of $211.
The operations of the net assets in Ohio sold to Eagle Materials did not represent discontinued operations and were consolidated by CEMEX line-by-line
in the income statements for the year 2017 until their disposal. In arriving at this conclusion CEMEX evaluated the Company’s ongoing operations in the
Mid-West
of the United States.
For the year 2017, selected combined income statement information of the net assets sold to Eagle Materials until their disposal, was as follows:

		2017
Net sales	$	86
Operating costs and expenses		(71)

Operating earnings (losses) before other expenses, net	$	15
In addition, on April 28, 2017, CEMEX concluded the sale of its assets and activities related to the ready-mix
concrete pumping business in Mexico to Cementos Españoles de Bombeo, S. de R.L., subsidiary in Mexico of Pumping Team S.L.L. (“Pumping Team”), specialist in the supply of ready-mix
concrete pumping services based in Spain, for an aggregate price of $88, which included the sale of fixed assets for $16, plus administrative and client and market development services, as well as the lease of facilities in Mexico that CEMEX will supply to Pumping Team over a period of ten years with the possibility to extend for three additional years, for an aggregate initial amount of $71, which are recognized each period as services are rendered. The agreement includes the possibility of a contingent revenue subject to results for up to $30 linked to annual metrics beginning in the first year and up to the fifth year of the agreement. For the first two years of operation under the agreements from May 2018 to April 2019 and May 2017 to April 2018, CEMEX received an aggregate amount of $2 related to this contingent revenue.

4.4)	SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS
Reportable segments represent the components of CEMEX that engage in business activities from which CEMEX may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s top management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. CEMEX operates geographically and by business on a regional basis. For the reported periods, the Company’s operations were organized in five geographical regions, each under the supervision of a regional president, as follows: 1) Mexico, 2) United States, 3) Europe, 4) South, Central America and the Caribbean (“SCA&C”), and 5) Asia, Middle East and Africa (“AMEA”). The accounting policies applied to determine the financial information by reportable segment are consistent with those described in note 2.
Considering similar regional and economic characteristics and/or materiality, certain countries have been aggregated and presented as single line items as follows: a) “Rest of Europe” refers mainly to CEMEX’s operations and activities in Poland, the Czech Republic and Croatia; b) “Rest of SCA&C” refers mainly to CEMEX’s operations and activities in Costa Rica, Puerto Rico, Nicaragua, Jamaica, the Caribbean, Guatemala and El Salvador, excluding the acquired operations of TCL; c) “Caribbean TCL” refers to TCL’s operations mainly in Trinidad and Tobago, Jamaica, Guyana and Barbados; and d) “Rest of AMEA” refers to CEMEX’s operations and activities in Egypt and the United Arab Emirates. The segment “Others” refers to: 1) cement trade maritime operations, 2) Neoris N.V., CEMEX’s subsidiary involved in the business of information technology solutions, 3) the Parent Company, other corporate entities and finance subsidiaries, and 4) other minor subsidiaries with different lines of business.
Selected information of the consolidated income statements by reportable segment for the years 2019, 2018 and 2017, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 13.1, was as follows:

2019		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	2,897	(105)	2,792	969	159	810	(48)	(36)	(1)
United States		3,780	—	3,780	629	392	237	(22)	(64)	(13)
Europe
United Kingdom		749	—	749	119	69	50	(2)	(11)	(17)
France		869	—	869	94	48	46	(4)	(11)	—
Germany		439	(25)	414	65	28	37	3	(3)	(4)
Spain		319	(25)	294	16	34	(18)	(8)	(2)	2
Rest of Europe		672	(14)	658	122	49	73	(1)	(5)	(4)
SCA&C
Colombia 1		504	—	504	90	29	61	(21)	(4)	(3)
Panama 1		181	(2)	179	48	17	31	(9)	(1)	—
Caribbean TCL 2		248	(8)	240	56	23	33	(2)	(6)	(4)
Dominican Republic		245	(17)	228	84	9	75	(1)	—	—
Rest of SCA&C 1		511	(17)	494	107	20	87	(60)	(3)	(6)
AMEA
Philippines 3		458	—	458	117	38	79	1	6	4
Israel		660	—	660	89	23	66	—	(2)	1
Rest of AMEA		286	—	286	10	22	(12)	(6)	(2)	30
Others		1,104	(579)	525	(237)	85	(322)	(167)	(567)	(56)

Continuing operations		13,922	(792)	13,130	2,378	1,045	1,333	(347)	(711)	(71)
Discontinued operations		572	—	572	89	51	38	1	—	—

Total	$	14,494	(792)	13,702	2,467	1,096	1,371	(346)	(711)	(71)

2018	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexic o	$3,302	(91)	3,211	1,217	148	1,069	(33)	(32)	(3)
United States	3,614	—	3,614	686	369	317	(18)	(53)	(11)
Europe
United Kingdom	773	—	773	117	67	50	(7)	(12)	(22)
France	895	—	895	91	50	41	(47)	(13)	—
Germany	429	(75)	354	37	28	9	(8)	(3)	(4)
Spain	334	(47)	287	13	33	(20)	(16)	(3)	3
Rest of Europe	733	(51)	682	113	50	63	(3)	(4)	(2)
SCA&C
Colombia 1	524	—	524	97	29	68	6	(7)	(22)
Panam 1	222	—	222	66	17	49	(3)	(1)	—
Caribbean TCL 2	254	(5)	249	58	19	39	(15)	(3)	(2)
Dominican Republic	218	(16)	202	61	10	51	(1)	(1)	2
Rest of SCA&C 1	590	(20)	570	133	21	112	(7)	(3)	14
AMEA
Philippines 3	448	—	448	93	36	57	(3)	(2)	(4)
Israel	630	—	630	87	21	66	—	(3)	(1)
Rest of AMEA	357	—	357	44	22	22	(9)	(2)	(3)
Others	1,247	(734)	513	(228)	62	(290)	(132)	(580)	53

Continuing operations	14,570	(1,039)	13,531	2,685	982	1,703	(296)	(722)	(2)
Discontinued operations	868	—	868	147	71	76	(1)	(2)	—

Total	$15,438	(1,039)	14,399	2,832	1,053	1,779	(297)	(724)	(2)

2017		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$	3,104	(58)	3,046	1,188	147	1,041	(61)	(28)	(28)
United States		3,320	—	3,320	603	379	224	(39)	(59)	(9)
Europe
United Kingdom		841	—	841	153	66	87	23	(13)	(21)
France		805	—	805	68	45	23	(7)	(12)	1
Germany		412	(71)	341	40	26	14	(1)	(3)	(3)
Spain		306	(52)	254	14	33	(19)	(38)	(3)	1
Rest of Europe		616	(19)	597	63	52	11	(14)	(7)	4
SCA&C
Colombia 1		566	—	566	113	27	86	(49)	(7)	(2)
Panama 1		266	—	266	108	19	89	(2)	(1)	—
Caribbean TCL 2		232	(3)	229	57	32	25	(10)	(12)	(2)
Dominican Republic		207	(18)	189	57	10	47	(1)	(1)	—
Rest of SCA&C 1		605	(33)	572	144	21	123	(5)	(4)	—
AMEA										—
Philippines 3		440	—	440	82	35	47	(5)	(3)	(1)
Israel		603	—	603	84	20	64	(1)	(2)	1
Rest of AMEA		318	—	318	53	21	32	(11)	(4)	26
Others		1,090	(551)	539	(129)	30	(159)	16	(927)	217

Continuing operations		13,731	(805)	12,926	2,698	963	1,735	(205)	(1,086)	184
Discontinued operations		873	—	873	125	63	62	—	(3)	—

Total	$	14,604	(805)	13,799	2,823	1,026	1,797	(205)	(1,089)	184

1
CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2019 and 2018, there is a non-controlling
interest in CLH of 26.83% and 26.78%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 20.4).

2
As mentioned in note 4.1, in February 2017, CEMEX’s acquired a controlling interest in TCL, whose shares trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2019 and 2018, there is a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 20.4).

3
CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2019 and 2018, there is a non-controlling
interest in CHP of 33.22% and 45.0% of its ordinary shares (note 20.4).

Debt by reportable segment is included in note 16.1. As of December 31, 2019 and 2018, selected statement of financial position information by reportable segment was as follows:

2019		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$	—	3,910	3,910	1,443	2,467	199
United States		143	13,755	13,898	2,440	11,458	398
Europe
United Kingdom		6	1,556	1,562	1,225	337	67
France		50	928	978	460	518	38
Germany		4	397	401	353	48	25
Spain		—	1,190	1,190	185	1,005	34
Rest of Europe		11	745	756	304	452	52
SCA&C
Colombia		—	1,187	1,187	428	759	25
Panama		—	337	337	105	232	10
Caribbean TCL		—	542	542	236	306	21
Dominican Republic		—	193	193	66	127	8
Rest of SCA&C		—	381	381	164	217	18
AMEA
Philippines		—	689	689	141	548	84
Israel		—	611	611	429	182	33
Rest of AMEA		—	423	423	131	292	13
Others		267	1,199	1,466	10,392	(8,926)	8

Total		481	28,043	28,524	18,502	10,022	1,033
Assets held for sale and related liabilities (note 12.1)		—	839	839	37	802	—

Total consolidated	$	481	28,882	29,363	18,539	10,824	1,033

2018		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$	—	3,630	3,630	1,442	2,188	168
United States		126	14,080	14,206	2,277	11,929	405
Europe
United Kingdom		6	1,779	1,785	1,107	678	61
France		47	938	985	512	473	44
Germany		4	460	464	377	87	27
Spain		—	1,301	1,301	171	1,130	27
Rest of Europe		8	1,110	1,118	359	759	54
SCA&C
Colombia		—	1,249	1,249	444	805	22
Panama		—	368	368	65	303	12
Caribbean TCL		—	574	574	215	359	29
Dominican Republic		—	206	206	64	142	8
Rest of SCA&C		—	457	457	176	281	14
AMEA
Philippines		—	644	644	184	460	36
Israel		—	507	507	367	140	27
Rest of AMEA		—	438	438	145	293	15
Others		293	849	1,142	10,207	(9,065)	15

Total		484	28,590	29,074	18,112	10,962	964
Assets held for sale and related liabilities (note 12.1)		—	107	107	16	91	—

Total consolidated	$	484	28,697	29,181	18,128	11,053	964

1
In 2019 and 2018, the column “Additions to fixed assets” includes capital expenditures, which comprises acquisitions of property, machinery and equipment as well as additions of assets for the right-of-use,
for combined amounts of $1,033 and $964, respectively (note 14).

Revenues by line of business and reportable segment for the years ended December 31, 2019, 2018 and 2017 were as follows:

2019		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,009	798	196	445	(656)	2,792
United States		1,608	2,189	917	332	(1,266)	3,780
Europe
United Kingdom		227	310	290	246	(324)	749
France		—	720	355	4	(210)	869
Germany		192	184	62	43	(67)	414
Spain		228	86	23	18	(61)	294
Rest of Europe		396	284	88	23	(133)	658
SCA&C
Colombia		363	176	53	51	(139)	504
Panama		141	49	15	12	(38)	179
Caribbean TCL		241	9	5	9	(24)	240
Dominican Republic		194	27	8	25	(26)	228
Rest of SCA&C		448	48	11	18	(31)	494
AMEA
Philippines		457	—	—	2	(1)	458
Israel		—	554	166	78	(138)	660
Rest of AMEA		213	94	1	5	(27)	286
Others		—	—	—	1,107	(582)	525

Continuing operations		6,717	5,528	2,190	2,418	(3,723)	13,130
Discontinued operations		229	110	154	85	(6)	572

Total	$	6,946	5,638	2,344	2,503	(3,729)	13,702

2018		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,302	898	210	642	(841)	3,211
United States		1,584	2,088	850	393	(1,301)	3,614
Europe
United Kingdom		237	325	300	281	(370)	773
France		—	735	353	9	(202)	895
Germany		186	197	56	136	(221)	354
Spain		250	70	19	17	(69)	287
Rest of Europe		399	298	93	193	(301)	682
SCA&C
Colombia		353	189	55	92	(165)	524
Panama		171	71	23	14	(57)	222
Caribbean TCL		245	10	5	13	(24)	249
Dominican Republic		178	27	9	24	(36)	202
Rest of SCA&C		510	63	14	24	(41)	570
AMEA
Philippines		444	—	3	2	(1)	448
Israel		—	521	159	110	(160)	630
Rest of AMEA		257	118	1	12	(31)	357
Others		—	—	—	1,285	(772)	513

Continuing operations		7,116	5,610	2,150	3,247	(4,592)	13,531
Discontinued operations		420	219	236	144	(151)	868

Total	$	7,536	5,829	2,386	3,391	(4,743)	14,399

2017		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	$	2,241	780	182	593	(750)	3,046
United States		1,353	1,832	785	384	(1,034)	3,320
Europe
United Kingdom		189	290	301	309	(248)	841
France		—	669	319	10	(193)	805
Germany		192	192	88	96	(227)	341
Spain		292	50	14	36	(138)	254
Rest of Europe		358	267	84	36	(148)	597
SCA&C
Colombia		373	213	65	104	(189)	566
Panama		206	91	24	10	(65)	266
Caribbean TCL		220	11	7	13	(22)	229
Dominican Republic		169	30	10	22	(42)	189
Rest of SCA&C		510	70	14	15	(37)	572
AMEA
Philippines		430	4	8	3	(5)	440
Israel		—	498	152	114	(161)	603
Rest of AMEA		227	114	1	9	(33)	318
Others		—	—	—	1,090	(551)	539

Continuing operations		6,760	5,111	2,054	2,844	(3,843)	12,926
Discontinued operations		439	296	168	160	(190)	873

Total	$	7,199	5,407	2,222	3,004	(4,033)	13,799